Related Party Transactions (Details) - Schedule of Directors Remuneration - AUD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		$ 1,537,843		$ 1,727,020		$ 1,641,015
Short Term Benefits Bonus
Post-Employment Superannuation Contribution						44,121
Long Term Benefits Long-service Leave						6,711
Termination Benefit
Equity Options		552,622		764,175		998,164
Total						2,690,011
Directors [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		472,063		506,148		685,643
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		17,937		17,152		20,553
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options
Total		490,000		523,300		706,196
Directors [Member] | Mr. Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		269,000	[1]	302,800	[2]	377,800	[3]
Short Term Benefits Bonus			[1]		[2]		[3]
Post-Employment Superannuation Contribution		11,000	[1]	10,500	[2]	10,000	[3]
Long Term Benefits Long-service Leave			[1]		[2]		[3]
Termination Benefit			[1]		[2]		[3]
Equity Options			[1]		[2]		[3]
Total		313,300	[1]	313,300	[2]	387,800	[3]
Directors [Member] | Mr. Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		63,348		63,348		63,636
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		6,937		6,652		6,359
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options
Total		70,000		70,000		69,995
Directors [Member] | Mr. Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		70,000		70,000		70,000
Short Term Benefits Bonus
Post-Employment Superannuation Contribution
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options
Total		70,000		70,000		70,000
Directors [Member] | Mr. Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		70,000		70,000		107,500	[4]
Short Term Benefits Bonus							[4]
Post-Employment Superannuation Contribution							[4]
Long Term Benefits Long-service Leave							[4]
Termination Benefit							[4]
Equity Options							[4]
Total		70,000		70,000		107,500	[4]
Directors [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[5]					34,888
Short Term Benefits Bonus	[5]
Post-Employment Superannuation Contribution	[5]
Long Term Benefits Long-service Leave	[5]
Termination Benefit	[5]
Equity Options	[5]
Total	[5]					34,888
Directors [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[5]					31,819
Short Term Benefits Bonus	[5]
Post-Employment Superannuation Contribution	[5]					4,194
Long Term Benefits Long-service Leave	[5]
Termination Benefit	[5]
Equity Options	[5]
Total	[5]					36,013
Other Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		912,949		1,026,302		955,372
Short Term Benefits Bonus		166,063		194,570
Post-Employment Superannuation Contribution		20,549		25,292		23,568
Long Term Benefits Long-service Leave		6,616		7,215		6,711
Termination Benefit		10,215
Equity Options		520,055		764,175		998,164
Total		1,623,215		2,017,554		1,983,815
Other Key Management Personnel [Member] | Dr. David Stamler [Mmember]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		716,615	[6]	731,381	[7]	658,393	[8]
Short Term Benefits Bonus		166,063	[6]	194,570	[7]		[8]
Post-Employment Superannuation Contribution			[6]		[7]		[8]
Long Term Benefits Long-service Leave		(13,232)	[6]		[7]		[8]
Termination Benefit			[6]		[7]		[8]
Equity Options		552,622	[6]	724,047	[7]	965,633	[8]
Total		1,422,068	[6]	1,649,998	[7]	1,624,026	[8]
Other Key Management Personnel [Member] | Ms. Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		196,334	[9]	294,921	[7]	296,979	[8]
Short Term Benefits Bonus			[9]		[7]		[8]
Post-Employment Superannuation Contribution		20,549	[9]	25,292	[7]	23,568	[8]
Long Term Benefits Long-service Leave		6,616	[9]	7,215	[7]	6,711	[8]
Termination Benefit		10,215	[9]		[7]		[8]
Equity Options		(32,567)	[9]	40,128	[7]	32,531	[8]
Total		201,147	[9]	367,556	[7]	$ 359,789	[8]
Related Party [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		1,385,012		1,532,450
Short Term Benefits Bonus		166,063		194,570
Post-Employment Superannuation Contribution		38,486		42,444
Long Term Benefits Long-service Leave		6,616		7,215
Termination Benefit		10,215
Equity Options		520,055		764,175
Total		$ 2,113,215		$ 2,540,854

[1]	Includes $169,000 corporate advisory fees paid to an associate entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[2]	Includes A$202,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[3]	Includes A$277,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[4]	Includes A$37,500 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
[5]	David Sinclair and Tristan Edwards resigned on January 4, 2022.
[6]	Dr. David Stamler gets paid in US dollars.
[7]	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
[8]	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
[9]	Ms. Kathryn Andrews resigned 30 January 2024 and served out her notice period accordingly. The unvested FY21 equity options for Kathryn Andrews were forfeited due to cessation of employment.